CAPITAL DISCLOSURES AND FINANCIAL RISK	12 Months Ended
Dec. 31, 2017
Capital Disclosures And Financial Risk
NOTE 25 - CAPITAL DISCLOSURES AND FINANCIAL RISK

On December 16, 2014, the Corporation issued secured convertible notes through a private placement for aggregate gross proceeds of $1,070,000 which bears interest at 6% per annum, payable quarterly with a maximum term of 3 years (see note 9).

In 2017, the Corporation raised $5,038,705 and issued 1,971,916 common shares from private placement financings and warrant excise.

Approximately 90% and 99% of expenses that occurred during the years ended December 31, 2017 and 2016, respectively, were denominated in US dollars. Foreign exchange fluctuations had no meaningful impact on the Corporation’s results in 2017 or 2016.